Loss Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,533,542	1,881,641	3,626,729	1,775,306
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	5,935,000	6,970,758	5,935,000	6,988,379